Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Key Management Personnel Compensation Expense Related To LTIP Goals	R$ 76,888	R$ 149,415	R$ 109,901
Early payment of receivables	497,875	491,654	953,509
Amount of interests on deposits	3,996,267	2,866,126	2,060,109
Interest of borrowings	220,739	174,941	15,208
Interest of FIDC quota holders	169,470	32,398	15,622
Amount of losses on digital accounts	251,645	345,798	393,869
Charge backs	251,645	345,799	426,740
Capitalization of LTIP and LTIP goals	93,937	98,767	89,223
Credit Loss Allowance Expenses	129,293	110,280	109,308
Provision of POS devices	156,079	163,891	246,770
Consumption of software, cloud and consulting services	R$ 824,081	R$ 712,212	R$ 607,533